Condensed Consolidated Statements of Cash Flows - USD ($)		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities:
Net loss		$ (388,448,000)	[1]	$ (384,975,000)	[1]	$ (835,145,000)	[2]	$ (401,905,000)	[2]	$ (33,077,000)	[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		135,000		97,000		263,000		424,000		343,000
Claims amortization expense		242,020,000		234,473,000		476,492,000		266,929,000		164,000
Paid-in-kind interest		199,920,000	[1]	115,996,000	[1]	289,132,000	[2]	145,321,000	[2]	27,023,000	[2]
Allowance for credit losses				5,000,000		5,000,000
Change in fair value of warrant liability		(76,362,000)		(4,058,000)		(4,785,000)		2,870,000
Gain on sale of intangibles				(4,599,000)		(4,599,000)
Gain on debt extinguishment								(63,367,000)
Mark-to-market gain on liability payable in stock		(289,000)		(3,625,000)		(4,431,000)
Professional fees settled in shares		1,068,000				2,745,000
Change in fair value of derivatives		78,000		158,000		181,000		9,613,000
Non-cash lease expense		3,000				2,000
Share based compensation						830,000		20,055,000
Deferred income taxes								(531,000)
PPP loan forgiveness										(1,043,000)
Realized gain on equity securities										(201,000)
Change in operating assets and liabilities:
Accounts receivable		217,000		(3,415,000)		542,000		(6,195,000)
Prepaid expenses and other assets		4,169,000		8,547,000		18,999,000		(27,604,000)		1,000
Affiliate receivable		(54,000)	[1]	1,593,000	[1]	1,238,000	[2]	1,645,000	[2]	801,000	[2]
Affiliate payable	[2]							(25,430,000)		6,225,000
Accounts payable, commission payable and accrued liabilities		6,288,000		10,207,000		13,513,000		(2,210,000)		2,013,000
Increase (Decrease) in Deferred Revenue		91,000
Deferred service fee income								(249,000)
Net cash (used in) provided by operating activities		(11,164,000)		(24,601,000)		(40,023,000)		(80,634,000)		2,249,000
Cash flows from investing activities:
Purchases of property and equipment		(143,000)		(1,377,000)		(1,742,000)		(2,984,000)		(481,000)
Purchases of intangible assets		(200,000)		(500,000)		(700,000)		(2,700,000)		(150,000)
Proceeds from sale of intangible assets				10,000,000		10,000,000
Proceeds from sale of equity securities										4,450,000
Purchases of equity securities										(4,056,000)
Purchase of securities to cover short position										(1,770,000)
Net cash provided by (used in) investing activities		(343,000)		8,123,000		7,558,000		(5,684,000)		(2,007,000)
Cash flows from financing activities:
Proceeds from debt financing		9,250,000		15,000,000		39,000,000
Deferred financing costs				(250,000)		(250,000)
(Payments) Proceeds on related party loan	[1]	(382,000)		4,950,000
Debt issuance costs				(450,000)		(708,000)
Proceeds from related party loan	[2]					4,950,000		125,759,000
Release of temporary equity				(11,420,000)		(11,420,000)
Repayment of the Claims financing obligation		(2,503,000)				(2,555,000)
Proceeds from Business Combination								12,009,000
Transaction costs incurred for the Business Combination								(49,638,000)		(7,973,000)
Issuance of common stock		622,000						9,188,000
Issuance of temporary equity								2,417,000
Contributions from members										227,000
Distributions to members										(2,711,000)
Net cash provided by (used in) financing activities		6,987,000		7,830,000		29,017,000		99,735,000		(10,457,000)
Net decrease in cash		(4,520,000)		(8,648,000)		(3,448,000)		13,417,000		(10,215,000)
Cash and restricted cash at beginning of year		11,633,000		15,081,000		15,081,000		1,664,000		11,879,000
Cash and restricted cash at end of period		7,113,000		6,433,000		11,633,000		15,081,000		1,664,000
Supplemental disclosure of non-cash investing and financing activities:
Sale of intangible assets				30,987,000		30,897,000
Purchase of intangible asset financed by note payable				250,000,000		250,000,000				83,805,000
Release of temporary equity				1,807,000		1,807,000
Original issue discount		3,250,000		10,000,000		20,167,000
Issuance of share in settlement of debt		622,000
Purchase of intangible asset through issuance of Class A common stock						833,000		10,963,000
Purchase of intangible asset in accrued expenses								51,167,000
Payment of professional fees through issuance of Class A common stock		1,068,000		$ 845,000		4,745,000		1,618,000
Transaction costs incurred included in accounts payable								$ 29,681,000
Non-cash lease liabilities arising from obtaining right-of-use assets						376,000
Payment of Cano Health payment in shares						61,690,000
Warrant conversions on a cashless basis						258,000
Cash paid during the period for:
Interest		$ 1,178,000				$ 37,000				$ 23,000

[1]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.
[2]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.